Borrowings - Short-term Borrowings (Details) ¥ in Millions, ¥ in Millions, $ in Millions	Apr. 02, 2023 CAD ($)	Apr. 02, 2023 CNY (¥)	Apr. 02, 2023 JPY (¥)	Apr. 03, 2022 CAD ($)	Apr. 03, 2022 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 27.6			$ 3.8
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	9.8	¥ 50.0		0.0	¥ 0.0
Japan Facility
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	13.7		¥ 1,350.0	0.0
Term loan
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 4.1			$ 3.8